Condensed Consolidated Interim Statements of Financial Position - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash	$ 131,908,197	$ 90,156,821
Receivables	1,123,400	1,041,582
Inventory	10,460,765	3,903,139
Prepaids and Deposits	5,632,804	4,757,100
Total current assets	149,125,166	99,858,642
Non-current Assets
Equipment	1,685,051	1,192,074
Intangible assets	32,501	36,112
Investments	28,571	71,429
Goodwill	2,961,303
Right of use assets	192,627	229,616
TOTAL ASSETS	154,025,219	101,387,873
Current Liabilities
Trade payables and accrued liabilities	4,294,449	3,397,343
Customer deposits	124,788	417,641
Deferred income	139,759	165,237
Derivative liability	338,032	492,470
Lease liabilities	138,107	143,624
Total current liabilities	5,035,135	4,616,315
Non-current Liabilities
Deferred Income	31,761	44,512
Lease liabilities	88,163	130,251
TOTAL LIABILITIES	5,155,059	4,791,078
SHAREHOLDERS’ EQUITY
Share capital	295,905,990	229,698,507
Reserves – share-based payments	10,956,287	7,347,457
Reserves - warrants	126,534	126,534
Accumulated deficit	(158,108,608)	(140,446,908)
Accumulated other comprehensive income	(10,043)	(128,795)
TOTAL SHAREHOLDERS’ EQUITY	148,870,160	96,596,795
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 154,025,219	$ 101,387,873